Accounting for Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of U.S. Dollar Financial Instruments Subject to Foreign Exchange Risk

U.S. dollar financial instruments subject to foreign exchange risk consist of U.S. dollar denominated items held in Canada and are summarized below. This risk is reduced by our policy to apply a hedge against our U.S. dollar net investments using our U.S. dollar debt.

(US$ in millions)	December 31, 2017	December 31, 2016
Cash and cash equivalents	$368	$521
Trade accounts receivable	913	867
Trade accounts payable and other liabilities	(569)	(572)
Debt	(4,831)	(6,141)

	(4,119)	(5,325)
Net investment in foreign operations hedged	4,149	5,424

Net U.S. dollar exposure	$30	$99

Summary of Provisionally Valued Outstanding Receivable And Payable Positions

The table below outlines our outstanding receivable and payable positions, which were provisionally valued at December 31, 2017, and December 31, 2016.

	Outstanding at December 31, 2017		Outstanding at December 31, 2016
(Pounds in millions)	Pounds	US$/lb.	Pounds	US$/lb.
Receivable positions
Copper	138	$3.26	114	$2.50
Zinc	197	$1.50	231	$1.17
Lead	44	$1.13	26	$0.90
Payable positions
Zinc payable	97	$1.50	114	$1.17
Lead payable	30	$1.13	20	$0.90

Summary of Fair Value of Commodity Swaps Not Designated as Hedging Instruments

method based on forward metal prices. A summary of these derivative contracts and related fair values as at December 31, 2017 is as follows:

	Quantity	Average Price of Purchase Commitments		Average Price of Sale Commitments		Fair Value Asset (CAD$ in millions)
Derivatives not designated as hedging instruments
Zinc swaps	175 million lbs.	US$	1.44/lb.	US$	1.47/lb.	$6
Lead swaps	68 million lbs.	US$	1.09/lb.	US$	1.09/lb.	—

						$6

Summary of Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

(CAD$ in millions)	Amount of Gain (Loss) Recognized in Other Operating Income (Expense)
	2017	2016
Zinc derivatives	$11	$45
Lead derivatives	10	(5)
Settlements receivable and payable	190	153
Contingent zinc escalation payment embedded derivative (c)	(24)	(18)
Gold stream embedded derivative (c)	13	6
Silver stream embedded derivative (c)	2	4

	$202	$185

Liquidity risk [member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities

Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2017 are as follows:

(CAD$ in millions)	Less Than 1 Year	2 — 3 Years	4 — 5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities	$2,313	$—	$—	$—	$2,313
Debt (Note 18(f))	28	28	1,119	4,930	6,105
Estimated interest payments on debt	$346	$692	$626	$3,514	$5,178

Commodity Price Risk [member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities

The following represents the effect on profit attributable to shareholders from a 10% change in commodity prices, based on outstanding receivables and payables subject to final pricing adjustments at December 31, 2017. There is no effect on other comprehensive income.

	Price on December 31,				Change in Profit Attributable to Shareholders
(CAD$ in millions, except for US$/lb. data)	2017		2016		2017	2016
Copper	US$	3.26/lb.	US$	2.50/lb.	$35	$24
Zinc	US$	1.50/lb.	US$	1.17/lb.	$5	$5